Share-based plan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activities for 2025 and 2024.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1, 2024	14,600,588	1,588,818	16,189,406
Granted	3,279,640	26,337	3,305,977
Forfeited	(716,334)	(1,035,615)	(1,751,949)
Vested	(2,737,806)	—	(2,737,806)
Outstanding, December 31, 2024	14,426,088	579,540	15,005,628

Outstanding, January 1, 2025	14,426,088	579,540	15,005,628
Granted	4,230,097	2,319	4,232,416
Forfeited	(853,097)	(325,003)	(1,178,100)
Vested	(4,293,155)	—	(4,293,155)
Outstanding, December 31, 2025	13,509,933	256,856	13,766,789